Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	e.l.f. Beauty, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37873
Entity Tax Identification Number	46-4464131
Entity Address, Address Line One	601 12th Street, 14th Floor
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94607
City Area Code	510
Local Phone Number	778-7787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ELF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001600033
Amendment Flag	false